SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

20.   SHARE-BASED PAYMENTS

2008 Stock Incentive Plan (the “2008 Plan”)

On June 4, 2008, the shareholders and Board of Directors of the Company approved the 2008 Plan, which is administrated by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2008 Plan, the Company reserved 10,000,000 ordinary shares of the Company to its eligible employees, directors and officers of the Group and consultants. The purpose of the 2008 Plan is to attract and retain key employees, directors, officers and consultants of outstanding ability and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards. On October 25, 2011 and January 15, 2015, the shareholders and Board of Directors of the Company approved a resolution to increase the share option pool under the 2008 Plan to 16,239,033 and 20,934,684 ordinary shares, respectively.

The options granted under the 2008 Plan have a contractual term of 15 years and will become vested (but not exercisable) either (i) immediately upon grant; or (ii) with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty-six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested.

The grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 15 years after its grant date); or 2) 90 days after the grantee terminates their employment if the vested options have not been exercised. The commencement date of exercise is upon the Company’s IPO.

In July 2017, 12,599,520 vested options were exercised pursuant to a conditional one-time waiver of the “exercisable upon the Company’s IPO” condition by the Group (the “early exercise”). The early exercise was not considered substantive for accounting purposes in accordance with ASC 718-10-55-31.

2017 Stock Incentive Plan

In September 2017, the Company’s shareholders and Board of Directors approved the 2017 Equity Incentive Plan (the “2017 Plan”). The 2017 Plan provides for an aggregate amount of no more than 10,000,000 Class A ordinary shares to be issued. In addition, the number of Class A ordinary shares available to be issued under the 2017 Plan will automatically be increased by a maximum of 2% of the Company’s total outstanding shares at the end of the preceding calendar year on January 1, 2019 and on every January 1 thereafter for eight years, provided that the aggregate amount of shares which may be subject to awards granted under the 2017 Plan does not exceed 10% of the Company’s total outstanding shares at the end of the preceding calendar year.

The options granted under the 2017 Plan have a contractual term no more than 10 years and will become vested with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested.

The grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after its grant date); or 2) 90 days after the grantee terminates their employment if the vested options have not been exercised.

The restricted Class A ordinary shares (“Restricted Shares”) granted under the 2017 Plan have the same terms as the share options except that Restricted Shares do not require exercise and will become vested with respect to 25% of the Restricted Shares on the first, second, third and fourth anniversary of the vesting period until the Restricted Shares are 100% vested.

20.   SHARE-BASED PAYMENTS (CONTINUED)

Options granted to employees

A summary of the employee share option activity under the 2008 Plan is stated below:

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2019	2,791,458	0.75	6.65	12.95	14,430
Granted	—	—	—
Exercised	(919,822)	0.75	6.52
Forfeited/Expired	(67,180)	0.75	8.21
Outstanding, December 31, 2020	1,804,456	0.75	6.93	11.05	2,329
Vested and expected to vest at December 31, 2020	17,237,326	0.67	2.37	7.67	23,681
Exercisable at December 31, 2020	1,625,059	0.75	6.71	10.99	2,097

The aggregate intrinsic value in the table above represents the difference between the closing share price on the last trading day in 2020 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 was RMB792,192, RMB860,607 and RMB881,376 (US$135,077) respectively.

The total weighted average grant-date fair value of the share option awards granted during the years ended December 31, 2018, 2019 and 2020 were US$9.55, US$ nil and US$ nil per option, respectively. No share option awards were granted during the years ended December 31, 2018, 2019 and 2020. The total fair value of the equity awards vested during the years ended December 31, 2018, 2019 and 2020 were RMB101,966, RMB48,452 and RMB34,671 (US$5,314) respectively.

There were no new grants of share option awards during the years ended December 31, 2018, 2019 and 2020 or any outstanding share options under the 2017 Plan as of December 31, 2019 and 2020, respectively.

As of December 31, 2020, the unrecognized compensation cost related to 144,723 unvested share options expected to vest was RMB5,690 (US$872). This unrecognized compensation will be recognized over an estimated weighted-average amortization period of 0.58 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

20.   SHARE-BASED PAYMENTS (CONTINUED)

Options granted to non-employees

A summary of the non-employee share option activity under the 2008 Plan is stated below:

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2019	1,471,677	0.70	2.47	9.67	4,657
Granted	—	—	—
Exercised	(30,500)	0.75	2.20
Forfeited	—	—	—
Outstanding, December 31, 2020	1,441,177	0.70	2.46	7.67	7,645
Vested and expected to vest at December 31, 2020	1,838,173	0.65	2.46	7.67	7,645
Exercisable at December 31, 2020	1,410,677	0.70	2.49	7.64	6,856

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in 2020 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 was RMB15,703, RMB19,677 and RMB20,448 (US$3,134), respectively.

The total weighted average grant date fair value of the non-employee share option awards granted during the years ended December 31, 2018, 2019 and 2020 were US$9.06, US$ nil and US$ nil per option, respectively. The Company did not grant any non-employee share option awards for the year ended December 31, 2020. The total fair value of the equity awards vested during the years ended December 31, 2018, 2019 and 2020 were RMB21,199, RMB770 and RMB nil (US$ nil), respectively.

There were no new grants of non-employee share option awards during the years ended December 31, 2019 and 2020 or any outstanding non-employee share options under the 2017 Plan as of December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, there was no remaining unrecognized non-employee share-based compensation expenses.

Grant date fair value of employee and non-employee share options

The grant date fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. treasury bonds in effect at the time of grant. Subsequent to the IPO, the fair value of the ordinary shares is the price of the Company’s publicly traded shares. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

20.   SHARE-BASED PAYMENTS (CONTINUED)

Grant date fair value of employee and non-employee share options (continued)

The assumptions used to estimate the grant date fair value of the share options granted to employees and non-employees are as follows:

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rate	2.74% ~ 2.78%	—	—
Expected volatility range	44.3% ~ 46.9%	—	—
Suboptimal exercise factor	2.20	—	—
Fair market value per ordinary share	US$8.30 ~ $9.55	—	—

Restricted Shares

The following table summarizes the Company’s Restricted Shares activity under the 2017 Plan:

		Weighted-
		average
	Number of	grant-date fair
	shares	value
		US$
Outstanding, December 31, 2019	6,331,464	7.29
Granted	4,599,432	5.23
Vested and issued	(1,729,254)	7.60
Forfeited	(913,502)	6.79
Outstanding, December 31, 2020	8,288,140	6.14
Vested and expected to vest at December 31, 2020	6,581,734

The weighted average grant-date fair value of Restricted Shares granted during the year ended December 31, 2018, 2019 and 2020 was US$10.41, US$5.65 and US$5.23, which was derived from the fair value of the underlying ordinary shares. As of December 31, 2020, there was RMB266,208 (US$40,798) of total unrecognized share-based compensation expenses related to unvested Restricted Shares expected to vest which are expected to be recognized over a weighted-average period of 2.54 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future. During the year ended December 31, 2018, 2019 and 2020, the Group granted 6,000, 9,413 and 189,715 Restricted Shares to non-employees, which were fully vested and issued during the year.

20.   SHARE-BASED PAYMENTS (CONTINUED)

Restricted Shares(Continued)

The following table summarizes the total share-based compensation expense recognized by the Company:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenue	2,003	1,771	2,400	368
Selling expenses	6,007	8,788	7,715	1,182
General and administrative expenses	87,011	73,925	111,773	17,130
Research and development expenses	9,115	7,209	7,763	1,190
Share-based compensation expenses from continuing operations	104,136	91,693	129,651	19,870
Share-based compensation expenses from discontinued operations	4,971	6,811	8,550	1,310
Total share-based compensation expenses	109,107	98,504	138,201	21,180